Inventories - Schedule of Inventories (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventories [Line Items]
Inventories	$ 274,854	$ 506,403
Robots at Warehouse[Member]
Schedule of Inventories [Line Items]
Inventories	4,112,364	4,743,645
Security Equipment [Member]
Schedule of Inventories [Line Items]
Inventories	274,854	506,403
Impairment Provision for Inventories [Member]
Schedule of Inventories [Line Items]
Inventories	$ (4,112,364)	$ (4,743,645)